Leases - Summary of maturities of lease liabilities (Details)	Dec. 31, 2019 CNY (¥)
Operating Lease Liabilities Payments Due [Abstract]
2020	¥ 40,699,889
2021	22,240,997
2022	5,242,715
Total undiscounted lease payments	68,183,601
Less: imputed interest	(3,321,967)
Total lease liabilities	¥ 64,861,634